Summary of Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment, Geographic and Significant Customer Information
Number of operating segments													1
Information about operations in different geographic regions
Revenues	$ 40,378	$ 64,319	$ 36,353	$ 18,097	$ 24,018	$ 26,218	$ 22,608	$ 24,468	$ 24,530	$ 23,597	$ 19,702	$ 23,220	$ 159,147	$ 97,312	$ 91,049
Property, plant and equipment	145,203				143,998								145,203	143,998
United States
Information about operations in different geographic regions
Revenues													67,014	70,856	48,876
Property, plant and equipment	72,539				72,778								72,539	72,778
Finland
Information about operations in different geographic regions
Revenues													41,264
Chile
Information about operations in different geographic regions
Revenues													15,891	233	8,505
China
Information about operations in different geographic regions
Revenues													11,589	6,875	8,391
Property, plant and equipment	65,948				61,830								65,948	61,830
Germany
Information about operations in different geographic regions
Revenues													5,866	7,933	6,023
United Kingdom
Information about operations in different geographic regions
Revenues													3,912	1,688	7,494
Korea
Information about operations in different geographic regions
Revenues													3,069	333	669
Property, plant and equipment	6,716				9,390								6,716	9,390
Japan
Information about operations in different geographic regions
Revenues													2,588	786	479
Austria
Information about operations in different geographic regions
Revenues													2,385	1,250	1,351
Czech Republic
Information about operations in different geographic regions
Revenues														1,633	3,086
Mexico
Information about operations in different geographic regions
Revenues														1,024	4,185
Malaysia
Information about operations in different geographic regions
Revenues														204	75
Other
Information about operations in different geographic regions
Revenues													$ 5,569	$ 4,497	$ 1,915